Fair Value Measurement - Schedule of Assets and Liabilities Measured or Disclosed at Fair Value on a Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Purchase consideration payables
Contingent consideration
Total
Assets
Equity investments without readily determinable fair value
Total
Fair Value, Measurements, Recurring [Member]
Liabilities
Purchase consideration payables	15,816	15,725
Contingent consideration	1,800	1,800
Total	17,616	17,525
Assets
Equity investments without readily determinable fair value	29,301
Total	29,301
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Purchase consideration payables
Contingent consideration
Total
Assets
Equity investments without readily determinable fair value
Total
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Purchase consideration payables
Contingent consideration
Total
Assets
Equity investments without readily determinable fair value
Total
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Purchase consideration payables	15,816	15,725
Contingent consideration	1,800	1,800
Total	17,616	¥ 17,525
Assets
Equity investments without readily determinable fair value	29,301
Total	¥ 29,301